Bank loans:	12 Months Ended
Dec. 31, 2023
Bank loans:
Bank loans

Note 10 - Bank loans:

At December 31, 2022, the Company has used the total amount of these credits as shown below:

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2022*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	2,650,000	Ps.	(650,000)	Ps.	(5,999)	Ps.	1,326,362	Ps.	667,639	Ps.	2,098,793
BBVA Bancomer, S. A.				2,000,000		—		(1,866)		160,455		1,837,679		2,061,906
Total México			Ps.	4,650,000	Ps.	(650,000)	Ps.	(7,865)	Ps.	1,486,817	Ps.	2,505,318	Ps.	4,160,699
Bancolombia, S. A.	COP	57,238,256	Ps.	602,121	Ps.	(289,119)	Ps.	8,922	Ps.	2,035	Ps.	319,889	Ps.	230,399
Corpbanca Colombia, S. A.		38,922,014		409,717		(196,601)		6,858		1,383		218,591		156,671
Banco Davivienda, S. A.		34,342,946		361,391		(173,471)		5,697		1,220		192,397		138,239
Banco de Bogotá, S. A.		14,118,353		148,402		(71,314)		1,864		501		78,451		56,830
Banco de Occidente, S. A.		14,118,362		148,400		(71,314)		1,859		501		78,444		56,830
Banco Popular, S. A.		3,052,194		31,909		(15,417)		(97)		108		16,287		12,286
Banco AV Villas, S. A.		3,052,707		32,135		(15,420)		539		108		17,146		12,288
Servicios Financieros, S. A.		3,052,707		31,911		(15,420)		(102)		108		16,281		12,288
Total Airplan	COP	167,897,539	Ps.	1,765,986	Ps.	(848,076)	Ps.	25,540	Ps.	5,964	Ps.	937,486	Ps.	675,831
			Ps.	6,415,986	Ps.	(1,498,076)	Ps.	17,675	Ps.	1,492,781	Ps.	3,442,804	Ps.	4,836,530

* Foreign currency in thousands

At December 31, 2023, the Company has used the total amount of these credit lines as shown below:

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2023*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	2,000,000	Ps.	(1,325,000)	Ps.	(2,457)	Ps.	672,543	Ps.	—	Ps.	697,731
BBVA Bancomer, S. A.				2,000,000		(150,000)		431		210,610		1,639,821		1,962,138
Total México			Ps.	4,000,000	Ps.	(1,475,000)	Ps.	(2,026)	Ps.	883,153	Ps.	1,639,821	Ps.	2,659,869

Bancolombia, S. A.	COP	57,238,256	Ps.	322,882	Ps.	—	Ps.	2,196	Ps.	2,196	Ps.	322,881	Ps.	253,069
Corpbanca Colombia, S. A.		38,922,014		219,560		—		1,492		1,492		219,558		172,087
Banco Davivienda, S. A.		34,342,946		193,729		—		1,317		1,317		193,728		151,841
Banco de Bogotá, S. A.		17,170,178		96,857		—		658		658		96,858		75,917
Banco de Occidente, S. A.		14,118,362		79,642		—		541		541		79,643		62,422
Banco Popular, S. A.		—		—		—		—		—		—		—
Banco AV Villas, S. A.		3,052,707		17,221		—		116		117		17,222		13,497
Servicios Financieros, S. A.		3,052,707		17,221		—		117		117		17,221		13,497
Total Airplan	COP	167,897,170	Ps.	947,112	Ps.	—	Ps.	6,437	Ps.	6,438	Ps.	947,111	Ps.	742,330
			Ps.	4,947,112	Ps.	(1,475,000)	Ps.	4,411	Ps.	889,591	Ps.	2,586,932	Ps.	3,402,199

* Foreign currency in thousands

As a result of the business combination in Airplan on October 19, 2017, the Company determined a fair value of the syndicated loan, valued at its amortized cost, increasing its value by Ps. 605,382. The debt contracted in the original currency (the Colombian peso) plus this adjustment to fair value will result in COP.535,125,402 (Ps.3,408,442).

The variables used to determine the fair values of loans at December 31, 2022 and 2023 are as follows:

Mexico:

2022 and 2023:

-	TIIE (Interbank Equilibrium Interest Rate) 28 days Discount Rate as of December 31, 2022 and 2023.
-	Probability of default of ASUR as of December 31, 2022 and 2023
-	Default Swaps (CDS) of Mexico as of December 31, 2022 and 2023

Level 2 of fair value hierarchy at December 31, 2022 and 2023.

Aerostar:

2022 and 2023:

-	Yield Spreads to Maturity through the BB-rating curve by industrial sector at December 31, 2022 and 2023.

Level 2 of fair value hierarchy at December 31, 2022 and 2023.

Airplan:

2022 and 2023:

-	Reference Discount Rate in Colombia as of December 31, 2022 and 2023.
-	Probability of default of ASUR as of December 31, 2022 and 2023.
-	Credit Default Swaps (CDS) of Colombia as of December 31, 2022 and 2023.

Level 2 of fair value hierarchy at December 31, 2022 and 2023.

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13: The valuation technique used, which is recognized in the financial environment (estimated future cash flows discounted at their present value) using market information available at the valuation date.

Mexico:

In October 2017, the Company acquired a new loan with BBVA Bancomer of Ps.2,000,000, with a term of seven years, which will be amortized in nine semiannual payments from October 2020 to October 2024 at the TIIE rate of 28 days plus 125 basis points. On April 26, 2021, the Company made a principal payment of Ps.20,000 in accordance with the payment schedule. On October 13, 2021, the Company prepaid the loan amount that amounted to Ps.1,960,000 on that date, without any prepayment penalty.

On October 15, 2021, BBVA Mexico granted a simple loan for the amount of $2,000,000 that can be used for corporate expenses with a term of 7 years, maturing in October 2028, at an annual interest rate equivalent to the TIIE rate to 28 days plus an applicable margin. On January 13, 2023, July 14, 2023 and October 13, 2023 the Company makes payments of $50,000, respectively.

Applicable margin. If the net leverage index x is a) Less than 1.5X, the applicable margin will be 140 basis points, b) Between 1.5X and 2.5X, the applicable margin will be 165 basis points and c) greater than 2.5x, the applicable margin will be 190 basis points.

In October 2017, the Company acquired a loan with Banco Santander for Ps.2,000,000. The loan has a term of five years, maturing on October 27, 2022 at the 28-day TIIE rate plus 125 basis points. On September 29, 2021, the Company prepaid, without penalty, the Ps.2,000,000 balance of the Santander loan. On September 29, 2021, the Company acquires a loan with Santander for Ps.2,650,000, maturing on September 28, 2024, subject to the 28-day TIIE rate plus 150 basis points. On November 29, 2022, the Company makes advance payments of Ps. 650.0 million without any penalty. On March 29, 2023 and September 29, 2023 the Company makes payments of Ps.662.5 million, on each of the indicated dates.

In terms of the credits in pesos granted by BBVA Bancomer, the Company is obliged to maintain a consolidated leverage level not exceeding 3.5x calculated as a total financial debt between the (operating profit calculated before taxes, interest expenses, plus depreciation plus amortization at consolidated level) EBITDA for the twelve months prior to the end of each quarter and a minimum interest coverage of 3.0x, calculated as EBITDA between the financial expenses associated with the total financial debt for the 12 months before the end of each quarter. During the year the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2022 and 2023, the Consolidated Leverage Ratio calculated under the contract was 0.12x and 0.7x, respectively, which does not exceed the 3.5x established. In turn, the Debt Coverage Ratio at December 31, 2022 and 2023 was 19.3x and 11.4x, respectively, covering the minimum required of 3.0x as stated in the contract.

In terms of the credit in pesos granted by Santander, the Company is obliged to maintain a leverage level on the last day of each fiscal quarter of no more than 3.5x and a minimum interest coverage ratio of 3.0x, both reasons calculated by the 12 months before each quarter. The calculation for the Leverage Ratio and Interest Coverage Ratio will be performed considering the Company’s share in the income/loss of its subsidiaries and other companies in which it holds interest. During the year 2022 and 2023, the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2022 and 2023, the Leverage Ratio calculated under the contract was 0.12x and 0.7x, respectively, which does not exceed the 3.5x set. In turn, the Debt Coverage Ratio at December 31, 2022 and 2023 was 19.3x and 11.4x, respectively, covering the minimum required of 3.0x as stated in the contract.

The Company must refrain from creating, incurring, assuming or generating the existence of any lien on its assets, assets and rights, as well as refraining from assuming obligations of third-party accounts, becoming jointly bound or granting a type of personal real guarantee or fiduciary to guarantee its own or third party obligations that are relevant or may have a significant adverse effect on the payment of the credit. During the year the Company fulfilled these financial obligations.

Airplan:

On June 1, 2015, the Company acquired a new long-term syndicated loan of COP$440,000,000 (Ps.2,897,404) payable in 2027 with a three-year grace period for the payment of principal.

The participants of this syndicated loan are:

	Amount
Entity	(thousand of COP)
Bancolombia, S. A.	COP.	150,000,000
Corpbanca Colombia, S. A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A. (1)		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000

(1)On April 2023, Banco Popular, S. A. transferred the rights to Banco de Bogotá, S. A. of the syndicated loan, through the signing of promissory notes, under the same conditions.

On April 2022, the Company prepaid COP149,999,914 (Ps.794,510), without any penalty, as follows:

	Amount
Financial entity	(thousand COP)
Bancolombia, S. A.	COP.	51,136,744
Corpbanca Colombia, S. A.		34,772,986
Banco Davivienda, S. A.		30,682,039
Banco de Bogotá, S. A.		12,613,358
Banco de Occidente, S. A.		12,613,366
Banco Popular, S. A.		2,726,835
Banco AV Villas, S. A.		2,727,293
Servicios Financieros, S. A.		2,727,293
	COP.	149,999,914

Financial obligations

Airplan is obligated throughout the term of the credit to comply with the following financial commitments:

Maintain long-term financial indebtedness limited to this syndicated loan operation: This consists of the sum of the balances payable by the debtor during the term of the syndicated loan, as a result of long- and short-term financial indebtedness, the amount of which may not exceed the sum of COP440,000,000 (Ps.2,897,404).

Maintain the capital structure: This addresses the relationship between capital and debt that the debtor must meet in relation to the project throughout the term of the loan, in such a way that the result of the financial indicator Capital 1 (Capital + debt) is equal to or higher than 16%.

Maintain the index of debt coverage: This refers to the indicator that the debtor must maintain during the entire term of the loan, defined as: EBITDA - Taxes / Debt service 2: 1.2.

Airplan obtained from all the banks participating in the syndicated loan the waivers necessary to comply with the coverage ratio indicator, up to the measurement date of the first quarter of 2021 and subsequently extended them until the first quarter of 2022. These waivers do not result in a sanction nor did they represent an expense or penalty to the entity. With these waivers described, the Company was covered for possible default and was exempted from any sanction or any negative effect in the event of breach of the debt coverage indicator until the measurement date of March 31, 2022. The Company complied with this debt coverage indicator on all measurement dates of 2022. As of December 31, 2022 and 2023, the Company has complied with the debt coverage indicator, which was 5.7x and 3.6x, respectively.

Aerostar

On December 30, 2020, Aerostar obtained an unsecured revolving credit line with Banco Popular de Puerto Rico for USD$20,000 (approximately Ps.399,010), for a term of three years and the possibility of making prepayments at any moment during the term of the contract, with interest at Prime rate plus 0.50%. The Company will pay 0.15% for unused credit line, which will be calculated on the average amount of unused principal during the year. As of December 31, 2022, the Company did not use the credit line nor on its maturity date.

On November 15, 2023, Aerostar renewed the unsecured revolving credit line with Banco Popular de Puerto Rico of USD$20,000 (Ps.338,380, approximately) with a maturity date December 29,2026. The interest is calculated at the interest rate that fluctuates between 0.5% and 3.0% plus default interest rate of 2.0%. As of December 31, 2023, the Company did not use the credit line.